Document and Entity Information	Aug. 27, 2019
Cover [Abstract]
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Security Exchange Name	NASDAQ
Entity Tax Identification Number	00-0000000
Local Phone Number	353-1-772-2100
Amendment Flag	false
Entity Central Index Key	0001492426
Document Type	8-K
Document Period End Date	Aug. 27, 2019
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35238
Entity Address, Address Line One	Connaught House, 1st Floor
Entity Address, Address Line Two	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Address, Country	IE
City Area Code	011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP
Entity Emerging Growth Company	false